Other long-term liabilities and deferred credits (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Long Term Liabilities
Other long-term liabilities consist of the following:

	2014	2013
Asset retirement obligation	$13,884	$9,508
Customer deposits	11,713	8,774
Provision for injury and damages	1,173	1,215
Deferred water rights inducement	2,683	2,764
Contingent consideration	1,202	1,102
Other	12,445	4,580
	43,100	27,943
Less current portion	(9,873)	(7,451)
	$33,227	$20,492

Schedule of Deferred Credits
Deferred credits consist of the following:

	2014	2013
Deferred tax credit (note 20)	$19,130	$24,893
Deferred insurance proceeds	12,190	—
Deferred revenue	942	—
	$32,262	$24,893
Less: current portion	(18,638)	(7,778)
	$13,624	$17,115